SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany accounts and transactions have been eliminated.

(b)	Comprehensive Loss
Comprehensive loss represents the net loss for the period adjusted for other comprehensive income (loss). Other comprehensive income (loss) is comprised of currency translation adjustments relating to the Company’s equity method investment whose functional currency is not the U.S. dollar.

(c)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date, as well as reported amounts of revenue and expenses during the reporting period. The Company’s most significant estimates and judgments involve valuation of the Company’s stock-based compensation, including the fair value of common stock and market-based restricted stock units, the valuations of warrant liabilities, derivative liabilities, the Put Right, Price Differential and redeemable convertible preferred stock tranche liability, estimates related to the Company’s lease assumptions, contingent liabilities, including litigation reserves, and inventory valuation. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates.

(d)	Segment Information
Under ASC 280,
Segment Reporting
, operating segments are defined as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Company has two components, the Truck business unit and Energy business unit. The Truck business unit is developing and commercializing hydrogen-electric and battery-electric semi-trucks that provide environmentally friendly, cost effective solutions to the trucking sector. The Energy business unit is developing and constructing a network of hydrogen fueling stations to meet hydrogen fuel demand for its customers. To date, the Company has not entered into production for the above-mentioned business units. Therefore, the Company’s chief executive officer, who is also the CODM, makes decisions and manages the Company’s operations as a single operating and reportable segment for purposes of allocating resources and evaluating financial performance.

(e)	Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash, cash equivalents, and restricted cash and cash equivalents. The Company’s cash is placed with high-credit-quality financial institutions and issuers, and at times exceeds federally insured limits. The Company limits its concentration of risk in cash equivalents by diversifying its investments among a variety of industries and issuers. The Company has not experienced any credit loss relating to its cash equivalents.

(f)	Concentration of Supplier Risk
The Company is subject to risks related to its dependence on suppliers as some of the components and technologies used in the Company’s products are produced by a limited number of sources or contract manufacturers. The inability of these suppliers to deliver necessary components in a timely manner, at prices and quantities acceptable to the Company may cause the Company to incur transition costs to other suppliers and could have a material and adverse impact on the Company’s business, growth and financial and operating results.

(g)	Cash, Cash Equivalents and Restricted Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with a remaining maturity of three months or less to be cash equivalents. Additionally, the Company considers investments in money market funds with a floating net asset value to be cash equivalents. As of December 31, 2021 and 2020 the Company had $497.2 million and $840.9 million of cash and cash equivalents, which included cash equivalents of $463.9 million and $827.1 million highly liquid investments at December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, the Company had $25 million and $8.4 million, respectively, in current and non-current
restricted cash. Restricted cash represents cash that is restricted as to withdrawal or usage and primarily consists of securitization of the Company’s letter of credit and term loan, and refundable customer deposits.
The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the consolidated statements of cash flows are as follows:

	As of December 31,
	2021	2020	2019
Cash and cash equivalents	$497,241	$840,913	$85,688
Restricted cash and cash equivalents—current	—	4,365	—
Restricted cash and cash equivalents—non-current	25,000	4,000	4,144

Cash, cash equivalents and restricted cash and cash equivalents	$522,241	$849,278	$89,832

(h)	Fair Value of Financial Instruments
The carrying value and fair value of the Company’s financial instruments are as follows:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$463,867	$—	$—	$463,867

Liabilities
Warrant liability	$—	$—	$4,284	$4,284
Derivative liability	—	—	4,189	4,189

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$827,118	$—	$—	$827,118
Restricted cash equivalents—money market	4,100	—	—	4,100

Liabilities
Warrant liability	$—	$—	$7,335	$7,335
During 2019, the Company recognized a $3.3 million loss as a component of other income (expense) on the consolidated statements of operations for the remeasurement of the Series A redeemable convertible preferred stock warrant liability. As of December 31, 2019, all Series A redeemable convertible preferred stock warrants were exercised, upon which time the Company reclassified the warrant liability to additional paid-in
capital on the consolidated balance

The following table represents the significant unobservable inputs used in determining the fair value of the redeemable convertible preferred stock warrant liability:

For the Year Ended December 31, 2019
Risk-free interest rate	1.48% - 2.41%
Expected term (in years)	0 - 0.75
Expected dividend yield	—
Expected volatility	70%
In September 2019, Legacy Nikola entered into an agreement that required Legacy Nikola to issue, and the investor to purchase, Series D redeemable convertible preferred stock at a fixed price in April 2020 (the “Forward Contract Liability”), which was accounted for as a liability. The liability was remeasured to its fair value each reporting period and at settlement, which occurred in April 2020 with the issuance of Series D redeemable convertible preferred stock. The change in fair value was recognized in other income (expense) on the consolidated statements of operations. The change in fair value of the Forward Contract Liability was as follows:

Forward Contract Liability
Estimated fair value at December 31, 2019	$—
Change in estimated fair value	1,324
Settlement of forward contract liability	(1,324)

Estimated fair value at December 31, 2020	$—

In determining the fair value of the Forward Contract Liability, estimates and assumptions impacting fair value included the estimated future value of the Company’s Series D redeemable convertible preferred stock, discount rates and estimated time to liquidity. The following reflects the significant quantitative inputs used:

As of April 10, 2020
Estimated future value of Series D redeemable convertible preferred stock	$10.00
Discount rate	—%
Time to liquidity (years)	0
As a result of the Business Combination, the Company assumed a warrant liability (the “Warrant Liability”) related to previously issued private warrants in connection with VectoIQ’s initial public offering. The Warrant Liability was remeasured to its fair value at each reporting period and upon settlement. The change in fair value was recognized in revaluation of warrant liability on the consolidated statements of operations. The change in fair value of the Warrant Liability was as follows:

Warrant Liability
Estimated fair value at December 31, 2019	$—
Warrant liability assumed from the Business Combination	21,698
Change in estimated fair value	(13,448)
Settlement of warrant liability	(915)

Estimated fair value at December 31, 2020	7,335
Change in fair value	(3,051)

Estimated fair value at December 31, 2021	$4,284

The fair value of the warrants outstanding was estimated using the Black-Scholes model. The application of the Black-Scholes model requires the use of a number of inputs and significant assumptions including volatility. The following reflects the inputs and assumptions used:

	As of December 31,
	2021	2020
Stock price	$9.87	$15.26
Exercise price	$11.50	$11.50
Remaining term (in years)	3.42	4.42
Volatility	90%	75%
Risk-free rate	1.03%	0.30%
Expected dividend yield	—	—
On June 22, 2021 (the “WVR Closing Date”), the Company entered into a Membership Interest Purchase Agreement (the “MIPA”) with Wabash Valley Resources LLC (“WVR”) and the sellers party thereto (collectively, the “Sellers”), pursuant to which, the Company purchased a 20% equity interest in WVR in exchange for cash and the Company’s common stock (see Note 7,
Investments in Affiliates
). Under the original MIPA, each Seller had a right but not the obligation, in its sole discretion, to cause the Company to purchase a portion of such Seller’s Shares outside the specified blackout windows, at $14.86 per share of common stock (the “Put Right”) with a maximum common share repurchase of $10.0 million in aggregate. As of the WVR Closing Date, the potential cash settlement from the shares of common stock subject to the Put Right and the fair value of the embedded Put Right was recorded in temporary equity.
The fair value of the Put Right, a level 3 measurement, was estimated using a Monte Carlo simulation model. The application of the Monte Carlo simulation model requires the use of a number of inputs and significant assumptions including volatility. The fair value of the Put Right was $3.2 million as of the WVR Closing Date. The following reflects the inputs and assumptions used:

As of June 22, 2021
Stock price	$17.32
Strike price	$14.86
Volatility	95%
Risk-free rate	0.10%
On September 13, 2021, the Company entered into an Amended Membership Interest Purchase Agreement (the “Amended MIPA”) with WVR and the Sellers, pursuant to which the Seller’s rights to cause the Company to purchase a portion of such Seller’s shares, the Put Right, was removed in its entirety and replaced with the first price differential and second price differential (together the “Price Differential”). The first price differential is equal to $14.86 (the “Issue Price”), less the average closing price for shares of the Company’s common stock for the 15 consecutive days immediately following September 20, 2021. The second price differential is equal to the Issue Price less the average closing price for shares of the Company’s common stock for th
e
five consecutive days immediately following June 20, 2022. If the first price differential is positive, the Company is obligated to pay to each Seller an amount equal to the product of 50% of such Seller’s portion of the closing stock consideration and the first price differential on October 12, 2021. If the second price differential is positive, the Company is obligated to pay to each Seller an amount equal to the product of 50% of such Seller’s portion of the closing stock consideration and the second price differential on June 28, 2022. Under the Amended MIPA, the Company’s maximum obligation is $10.0 million in aggregate.
As a result of the Amended MIPA, the shares of common stock with the embedded Put Right were deemed modified and $13.2 million was reclassified from temporary equity to equity on the consolidated balance sheets. The Price Differential is a freestanding financial instrument and accounted for as a derivative liability. The fair value of the derivative at modification was $7.7 million and was recognized in accrued expenses and other current liabilities on the consolidated balance sheets, resulting in a net impact of $5.5 million to equity.
The derivative liability is remeasured to its fair value at each reporting period and upon settlement. In accordance with the Amended MIPA, the first price differential with the WVR Sellers was settled for $3.4 million in the fourth quarter of 2021.
The derivative liability was remeasured at each reporting period with changes in its fair value recorded in other income (expense), net on the consolidated statements of operations. The change in fair value of the derivative liability was as follows:

Derivative Liability
Estimated fair value at September 13, 2021	$7,705
Change in estimated fair value	(104)
Settlement of first price differential	(3,412)

Estimated fair value at December 31, 2021	$4,189

The fair value of the derivative liability, a level 3 measurement, was estimated using a Monte Carlo simulation model. The application of the Monte Carlo simulation model requires the use of a number of inputs and significant assumptions including volatility. The following reflects the inputs and assumptions used:

	As of
	December 31, 2021	September 13, 2021
Stock Price	$9.87	$10.03
Strike Price	$14.86	$14.86
Volatility	100%	95%
Risk-free rate	0.18%	0.07%

(i)	Inventory
Inventories are stated at the lower of cost or net realizable value. Cost is computed using standard cost, which approximates actual cost on a first-in,
first-out
basis. Net realizable value is the estimated selling price of inventory in the ordinary course of business, less reasonably predictable costs to complete and transport. Additionally, the Company periodically writes-off
the excess and obsolete inventory based upon damaged or impaired goods and expectations about future demand and production plans.

(j)	Investments
Variable Interest Entities
The Company may enter into investments in entities that are considered variable interest entities (“VIE”) under ASC 810,
Consolidations
. A VIE is an entity that has either insufficient equity to permit the entity to finance its activities without additional subordinated financial support or equity investors who lack the characteristics of a controlling financial interest. If the Company is a primary beneficiary of a VIE, it is required to consolidate the entity. To determine if the Company is the primary beneficiary of a VIE, the Company evaluates whether it has both the power to direct the activities that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the Company. If the Company is not the primary beneficiary and an ownership interest is held in the entity, the interest is accounted for under the equity method of accounting. The Company continuously assesses whether it is the primary beneficiary of a VIE as changes to existing relationships or future transactions may result in changing conclusions.
Equity Method
Investments in which the Company can exercise significant influence, but do not control, are accounted for using the equity method and are presented on the consolidated balance sheets. The Company’s share of the net earnings or losses of the investee is presented within the consolidated statements of operations. The Company evaluates its equity method investments whenever events or changes in circumstance indicate that the carrying amounts of such investments may be impaired. If a decline in the value of an equity method investment is determined to be other than temporary, a loss is recorded in earnings in the current period. Distributions received from equity method investees are presented in the consolidated statements of cash flows based on the cumulative earnings approach, whereby distributions received from equity method investments are classified as cash flows from operations to the extent of equity earnings and then as cash flows from investing activities thereafter. Refer to Note 7,
Investments in Affiliates
,
for further discussion.
(k)	Property, Plant and Equipment
Property, plant and equipment is stated at cost less accumulated depreciation. Repair and maintenance costs are expensed as incurred. Depreciation is generally computed on a straight-line basis over estimated useful life of the respective assets, except for tooling which is depreciated using the consumption method over the estimated productive life of the asset. The useful lives of the Company’s assets are as follows:

Machinery and equipment	5 to 20 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of useful life or lease term
Software	3 years
Buildings	30 to 40 years

Deposits on equipment are classified from long-term deposits to property and equipment upon receipt or transfer of title of the related equipment.

(l)	Leases
The Company determines if an arrangement is or contains a lease at inception. This determination depends on whether the arrangement conveys the right to control the use of an explicitly or implicitly identified asset for a period of time in exchange for consideration. Control of an underlying asset is conveyed if the Company obtains the right to direct the use of and obtains substantially all of the economic benefits from using the underlying asset. The Company classifies leases with contractual terms greater than 12 months as either operating or finance. Leases with terms of 12 months or less are not recognized as right-of-use
assets or lease liabilities on the consolidated balance sheets pursuant to the short-term lease exclusion.
Lease liabilities are recognized based on the present value of lease payments, reduced by lease incentives, at the lease commencement date. The Company uses an incremental borrowing rate to determine the present value of lease payments when the rate implicit in the lease is not readily determinable. The Company’s incremental borrowing rate is the rate of interest that it would have to pay to borrow an amount equal to the lease payments, on a collateralized basis and in a similar economic environment over a similar term.
Lease assets are recognized based on the related lease liabilities, plus any prepaid lease payments and initial direct costs from executing the leasing arrangement. The lease term includes the base, non-cancelable
lease term, and any options to extend or terminate the lease when it is reasonably certain, at commencement, that the Company will exercise such options.
Finance lease assets are amortized on a straight-line basis over the shorter of the estimated useful life of the assets or the lease term. The interest component of a finance lease is included in “Interest income (expense), net” and recognized using the effective interest method over the lease term. Operating lease assets are amortized on a straight-line basis over the term of the lease. Leases with terms of 12 months or less at commencement are expensed over the lease term. The Company has also elected not to separate lease and non-lease
components within a leasing arrangement related to the Company’s existing classes of assets.
Non-lease
components primarily include payments for maintenance and utilities.
Variable payments related to a lease are expensed as incurred. These costs often relate to payments for real estate taxes, insurance, common area maintenance, and other operating costs in addition to base rent.

(m)	Goodwill
The Company records goodwill when consideration paid in a purchase acquisition exceeds the fair value of the net tangible assets and the identified intangible assets acquired. Goodwill is not amortized, but rather is tested for impairment annually or more frequently if facts and circumstances warrant a review. The Company has determined that there is a single reporting unit for the purpose of the goodwill impairment test, which is performed annually. For purposes of assessing the impairment of goodwill, the Company performs a qualitative analysis on December 31, each year to determine if events or changes in circumstances indicate the fair value of the reporting unit is less than its carrying value.
Factors considered which could trigger a further impairment review include, but are not limited to, significant under-performance relative to historical or projected future operating results, significant changes in the manner of use of the acquired assets, the Company’s overall business strategy, and significant industry or macroeconomic trends. If the qualitative analysis indicates that the carrying value of the asset may not be recoverable based on the existence of one or more of the above indicators, recoverability is determined by comparing the carrying amount of the asset to net future undiscounted cash flows that the asset is expected to generate. An impairment charge would then be recognized equal to the amount by which the carrying amount exceeds the fair-market value of the asset.
There was no impairment of goodwill for the years ended December 31, 2021, 2020 and 2019.

(n)	Intangible Assets with Indefinite Useful Lives
The Company’s prior acquisitions resulted in value assigned to in-process
R&D related to the Company’s Powersports business unit.
In-process
R&D has an indefinite useful life until completion or abandonment of the associated R&D efforts. If abandoned, the assets would be impaired. If the activities are completed, a determination is made regarding the useful lives of the assets and the methods of amortization.
The Company is required to test its
in-process
R&D assets for impairment annually using the guidance for indefinite-lived intangible assets. The Company’s evaluation consists of first assessing qualitative factors to determine if impairment of the asset is more likely than not. If it is more likely than not that the asset is impaired, the Company determines the fair value of the in-process
R&D asset and records an impairment charge if the carrying amount exceeds the fair value.
During the fourth quarter of 2020, the Company ceased operations related to the Powersports business unit in order to focus on the Company’s primary mission of commercial production of semi-trucks and construction of hydrogen fueling stations. All employees in the Powersports business unit were transferred to the Truck and Energy business units within the Company. As a result, the Company recorded impairment expense related to its in-process
R&D during 2020. There were no impairments of indefinite-lived intangible assets for the years ended December 31, 2021 and 2019. See Note 6,
Intangible Assets, Net
, for further discussion.
For intangible assets acquired in a
non-monetary
exchange, the estimated fair value of the shares transferred are used to establish their recorded values.

(o)	Long-Lived Assets and Finite Lived Intangibles
The Company has finite lived intangible assets for licenses. The Company reviews its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The events and circumstances the Company monitors and considers include significant decreases in the market price of similar assets, significant adverse changes to the extent and manner in which the asset is used, an adverse change in legal factors or business climate, an accumulation of costs that exceed the estimated cost to acquire or develop a similar asset, and continuing losses that exceed forecasted costs. The Company assesses the recoverability of these assets by comparing the carrying amount of such assets or asset group to the future undiscounted cash flow it expects the assets or asset group to generate. The Company recognizes an impairment loss if the sum of the expected long-term undiscounted cash flows that the long-lived asset is expected to generate is less than the carrying amount of the long-lived asset being evaluated. An impairment charge would then be recognized equal to the amount by which the carrying amount exceeds the fair value of the asset.
During the fourth quarter of 2020, the Company ceased use of its Powersports business unit and recorded an impairment charge for certain of its long-lived assets and finite lived intangibles related to the Powersports business unit for the year ended December 31, 2020. There were no impairments of long-lived assets for the years ended December 31, 2021 and 2019. See Note 4,
Balance Sheet Components
, and Note 6,
Intangible Assets, Net
, for further discussion.

(p)	Income Taxes
The Company accounts for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.
A valuation allowance is recognized when it is more likely than not that some portion or all of a deferred tax asset will not be realized. Due to the Company’s lack of earnings history, the net deferred tax assets have been fully offset by a valuation allowance as of December 31, 2021 and 2020. Uncertain tax positions taken or expected to be taken in a tax return are accounted for using the more likely than not threshold for financial statement recognition and measurement.

(q)	Stock-based Compensation
The Company recognizes the cost of stock-based awards granted to employees and directors based on the estimated grant-date fair value of the awards. Cost is recognized on a straight-line basis over the service period, which is generally the vesting period of the award. The Company reverses previously recognized costs for unvested awards in the period forfeitures occur. The Company determines the fair value of stock options using the Black-Scholes option pricing model, which is impacted by the fair value of common stock, expected price volatility of common stock, expected term, risk-free interest rates, and expected dividend yield. The fair value of restricted stock unit (“RSU”) awards is determined using the closing price of the Company’s common stock on the grant date. The fair value of market based RSU awards (“Market Based RSUs”) is determined using a Monte Carlo simulation model that utilizes significant assumptions, including volatility, that determine the probability of satisfying the market condition stipulated in the award to calculate the fair value of the award.

(r)	Redeemable Convertible Preferred Stock Warrant Liability
The Company has issued freestanding warrants to purchase shares of its Series A redeemable convertible preferred stock that are classified outside of permanent equity. As such these warrants were recorded at fair value, and subject to remeasurement at each balance sheet date until the earlier of the exercise of the warrants or the completion of a liquidation event, including the completion of an initial public offering. Upon exercise, the redeemable convertible preferred stock warrant liability was reclassified to additional paid-in
capital.

(s)	Warrant Liability
The Company may issue common stock warrants with debt, equity or as a standalone financing instruments that are recorded as either liabilities or equity in accordance with the respective accounting guidance. Warrants recorded as equity are recorded at their relative fair value determined at the issuance date and remeasurement is not required. Warrants recorded as liabilities are recorded at their fair value, within warrant liability on the consolidated balance sheets, and remeasured on each reporting date with changes recorded in “Revaluation of warrant liability” on the Company’s consolidated statements of operations.

(t)	Research and Development Expense
Research and development expense consist of outsourced engineering services, allocated facilities costs, depreciation, internal engineering and development expenses, materials, labor, stock-based compensation related to development of the Company’s products and services, and expenses related to operating the Coolidge manufacturing plant until the start of commercial production. Research and development costs are expensed as incurred.

(u)	Selling, General, and Administrative Expense
Selling, general, and administrative expense consist of personnel related expenses for corporate, executive, finance, and other administrative functions, expenses for outside professional services, including legal, audit and accounting services, as well as expenses for facilities, depreciation, amortization, travel, and marketing costs. Personnel related expenses consist of salaries, benefits, and stock-based compensation.
Advertising expense is expensed as incurred and was $1.9 million, $0.7 million and $2.5 million for the years ended December 31, 2021, 2020, and 2019, respectively.

(v)	Other Income (Expense)
Other income (expense) consist of grant income received from various governmental entities, foreign currency gains and losses, unrealized gains and losses on investments, revaluation gains and losses on the derivative liability, and gains and losses on the sale of equipment. Grant income is recognized as income over the periods necessary to match the income on a systematic basis to the costs that it is intended to compensate.
For the year ended December 31, 2021 and 2020, the Company recognized a $1.4 million gain and $0.8 million loss, respectively, related to foreign currency adjustments. For the year ended December 31, 2019 foreign currency gains and losses were immaterial.

(w)	Net Loss Per Share
Basic net loss per share is computed by dividing net loss for the period by the weighted-average number of common shares outstanding during the period.
Diluted net loss per share is computed by dividing net loss, adjusted for the revaluation of warrant liability, by the weighted average number of common shares outstanding for the period, adjusted for the dilutive effect of shares of common stock equivalents resulting from the assumed exercise of the warrants. The treasury stock method is used to calculate the potential dilutive effect of these common stock equivalents.

(x)	Recent Accounting Pronouncements
In November 2021, the Financial Accounting Standards Board (“FASB”) issued ASU
No. 2021-10,
Government Assistance, to increase transparency of government assistance which requires annual disclosures about transactions with a government entity that are accounted for by applying a grant or contribution accounting model by analogy. ASU
2021-10
is effective for annual periods beginning after December 15, 2021 and early adoption is permitted. The Company plans to adopt ASU
2021-10
for the year ended December 31, 2022, and is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.

(y)	Recently Adopted Accounting Pronouncements
In January 2020, the FASB issued ASU
No. 2020-01,
Investments – Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivative and Hedging (Topic 815), which addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. ASU
2020-01
is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company adopted the ASU on January 1, 2021 and it did not have a material impact on the Company’s consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
which simplifies the guidance on the issuer’s accounting for convertible debt instruments by removing the separation models for (1) convertible debt with a cash conversion feature and (2) convertible instruments with a beneficial conversion feature. As a result, entities will not separately present in equity an embedded conversion feature in such debt and will account for convertible debt instruments wholly as debt, unless certain other conditions are met. The elimination of these models will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that is within the scope of ASU
2020-06.
ASU
2020-06
requires the application of the
if-converted
method for calculating diluted earnings per share. The treasury method will no longer be available. The guidance is effective for financial statements issued for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted, but only at the beginning of the year. The Company early adopted the ASU on January 1, 2021, and there was no impact to the Company’s consolidated financial statements.
In December 2020, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company adopted the ASU on January 1, 2021 and it did not have a material impact on the Company’s consolidated financial statements.